Assets and liabilities held for sale and discontinued operations (Details) $ in Thousands		1 Months Ended	3 Months Ended				6 Months Ended
	Jun. 12, 2026 USD ($) T	Jan. 31, 2026 USD ($) T	Dec. 31, 2026 USD ($)	Sep. 30, 2026 USD ($)	Jun. 30, 2026 USD ($) operation T	Mar. 31, 2026 USD ($) vessel	Jun. 30, 2026 USD ($) operation T	Jun. 30, 2025 USD ($)	Mar. 26, 2026 T	Jan. 07, 2026 vessel T	Dec. 31, 2025 operation
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from the sale of vessels | $							$ 792,887	$ 262,974
Number of discontinued operations | operation					0		0				0
Assets and liabilities classified as held for sale | Daishan, Hirado, Hojo, Dia, Antigone and Aegean
Disclosure of analysis of single amount of discontinued operations [line items]
Number of vessels sold and delivered | vessel						6				6
Gain | $						$ 259,300
Assets and liabilities classified as held for sale | Hirado - Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity										302,550
Assets and liabilities classified as held for sale | Hojo - Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity										302,965
Assets and liabilities classified as held for sale | Antigone - Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity										299,421
Assets and liabilities classified as held for sale | Daishan - Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity										306,005
Assets and liabilities classified as held for sale | Dia - Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity										299,999
Assets and liabilities classified as held for sale | Aegean - Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity										299,999
Assets and liabilities classified as held for sale | Belgravia - Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity		169,390
Gain | $		$ 3,600
Assets and liabilities classified as held for sale | Golden Magnum - Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity		179,790
Gain | $		$ 4,400
Assets and liabilities classified as held for sale | Sienna - Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity									150,205
Gain | $					$ 29,200
Assets and liabilities classified as held for sale | Suezmax Brugge
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity	156,851
Assets and liabilities classified as held for sale | Suezmax Brest
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity	156,851
Assets and liabilities classified as held for sale | Suezmax Brest and Suezmax Brugge
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from the sale of vessels | $	$ 224,000
Non-current assets or disposal groups classified as held for sale | $					$ 123,800		$ 123,800
Assets and liabilities classified as held for sale | Suezmax Brest and Suezmax Brugge | Other disposals of assets | Forecast
Disclosure of analysis of single amount of discontinued operations [line items]
Gain | $				$ 100,200
Assets and liabilities classified as held for sale | VLCC Donoussa
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity					299,999		299,999
Non-current assets or disposal groups classified as held for sale | $					$ 49,400		$ 49,400
Assets and liabilities classified as held for sale | VLCC Donoussa | Other disposals of assets | Forecast
Disclosure of analysis of single amount of discontinued operations [line items]
Gain | $			$ 74,300
Assets and liabilities classified as held for sale | Suezmax Stella
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity					165,000		165,000
Assets and liabilities classified as held for sale | Golden Myrtalia
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity					177,979		177,979